CONVERTIBLE NOTES (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Convertible note	$ 5,327,920	$ 4,933,122	$ 4,711,764
Convertible note current portion	5,327,920	4,933,122	0
Convertible note non-current portion	0	0	4,711,764
Lifschultz Enterprise Company LLC
Convertible note	1,695,053	1,569,449	1,499,026
Sidney B. Lifschultz 1992 Family Trust
Convertible note	612,146	566,786	541,353
David Lifschultz
Convertible note	1,510,368	1,398,450	1,335,699
Bruce Abbott
Convertible note	$ 1,510,353	$ 1,398,437	$ 1,335,686